Sales revenues (Tables)	12 Months Ended
Mar. 31, 2021
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Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31,
	2020	2021
Sales of products
Automotive
Vehicles	22,647,701	20,509,606
Parts and components for production	1,197,089	1,287,053
Parts and components for after service	2,170,448	2,049,187
Other	755,141	752,000

Total automotive	26,770,379	24,597,846
All other	923,314	479,553

Total sales of products	27,693,693	25,077,398
Financial services	2,172,854	2,137,195

Total sales revenues	29,866,547	27,214,594

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Finance leases
Financial income related to net lease investment	98,865	106,724
Operating leases	1,051,822	1,017,707

Total	1,150,688	1,124,431

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Contract liabilities	695,235	700,229	854,679